Long-term Debt and Collateral Financing Arrangement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jun. 22, 2017	Jun. 16, 2017	Apr. 28, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt outstanding	$ 3,612				$ 1,910
Variable Interest Entity
Debt Instrument [Line Items]
Long-term debt outstanding	$ 11				23
Senior Notes Due 2027
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.70%	3.70%
Long-term debt outstanding	$ 1,489				0
Senior Notes Due 2047
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.70%	4.70%
Long-term debt outstanding	$ 1,477				0
Surplus Notes Due 2038
Debt Instrument [Line Items]
Debt instrument, stated interest rate	8.595%		8.595%
Long-term debt outstanding	$ 0				750
Surplus Note Due 2032
Debt Instrument [Line Items]
Debt instrument, stated interest rate	5.13%			5.13%
Long-term debt outstanding	$ 0				750
Surplus Note Due 2033
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.00%			6.00%
Long-term debt outstanding	$ 0				350
Non-recourse Debt Due 2030
Debt Instrument [Line Items]
Debt instrument, stated interest rate	7.028%
Long-term debt outstanding	$ 35				37
Term Loan Due 2019
Debt Instrument [Line Items]
Long-term debt outstanding	$ 600				0
Debt instrument, basis spread on variable rate debt	1.50%
Long-term Debt Excluding CSEs
Debt Instrument [Line Items]
Long-term debt outstanding	$ 3,601				1,887
MRSC Collateral Financing Arrangement
Debt Instrument [Line Items]
Long-term debt outstanding	$ 0				$ 2,797
Debt instrument, basis spread on variable rate debt	0.70%